STOCKHOLDERS' DEFICIT AND MEZZANINE EQUITY - Narrative (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021 director shares	Dec. 31, 2021 USD ($) director Vote $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2022 Vote $ / shares shares	Dec. 08, 2021 $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		600,000,000	66,486,210	600,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding (in shares)		66,647,242	9,392,361	66,915,204	15,554,790
Number of votes per share | Vote		1		1
Convertible preferred stock, shares authorized (in shares)		60,000,000	41,387,260	60,000,000
Convertible preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Conversion of preferred stock (in shares)		41,289,869
Convertible preferred stock, shares outstanding (in shares)	40,255,926	0	40,255,926	0		34,541,150	33,672,045
Dividend rate		6.00%
Dividends | $			$ 0
Preferred stock, conversion, minimum proceeds from initial public offering | $		$ 50,000,000.0
Number of members on board of directors | director		8
Number of directors to be selected by holders of common stock | director		4
Series B preferred stock
Class of Stock [Line Items]
Number of directors to be selected by holders of stock series | director		1
Series C with exception of Series C-3
Class of Stock [Line Items]
Number of directors to be selected by holders of stock series | director		1
Series D-1
Class of Stock [Line Items]
Convertible preferred stock, shares authorized (in shares)			8,894,451
Convertible preferred stock, shares outstanding (in shares)			8,894,451
Number of directors to be selected by holders of stock series | director	2	2